Right-of-use assets and lease liabilities (Table)	12 Months Ended
Dec. 31, 2022
Right-of-use assets and lease liabilities
Summary of information about right-of-use assets
(€ million)	Floating production storage and offloading vessels (FPSO)	Drilling rig	Naval facilities and related logistic bases for oil and gas transportation	Motorway concessions and service stations	Oil and gas distribution facilities	Office buildings	Vehicles	Other	Total
2022
Net carrying amount - beginning of the year	2,667	183	575	454	14	618	48	262	4,821
Additions	1,342	189	530	76	28	108	21	110	2,404
Depreciation (a)	(226)	(197)	(303)	(70)	(13)	(130)	(21)	(53)	(1,013)
Impairments			(5)		(5)		(1)	(7)	(18)
Reversals			14						14
Currency translation differences	239	12	10	3		3			267
Changes in the scope of consolidaion	(1,878)	(34)	(39)			(1)		73	(1,879)
Other changes	(2)	(5)	(100)	(6)	(5)	(3)	(5)	(24)	(150)
Net carrying amount - end of the year	2,142	148	682	457	19	595	42	361	4,446
Gross carrying amount - end of the year	2,507	516	1,360	734	87	1,010	86	562	6,862
Provisions for depreciation and impairment	365	368	678	277	68	415	44	201	2,416
2021
Net carrying amount - beginning of the year	2,672	244	446	424	11	652	32	162	4,643
Additions		215	583	104	23	34	40	105	1,104
Depreciation (a)	(217)	(170)	(274)	(63)	(11)	(122)	(22)	(49)	(928)
Impairments			(25)	(6)	(14)			(14)	(59)
Currency translation differences	213	12	11	3		8		6	253
Changes in the scope of consolidaion						(6)		116	110
Other changes	(1)	(118)	(166)	(8)	5	52	(2)	(64)	(302)
Net carrying amount - end of the year	2,667	183	575	454	14	618	48	262	4,821
Gross carrying amount - end of the year	3,366	572	1,268	666	66	948	84	433	7,403
Provisions for depreciation and impairment	699	389	693	212	52	330	36	171	2,582

(a) Before capitalization of depreciation of tangible assets

Summary of information about liabilities for leased assets

Liabilities for leased assets were as follows:

(€ million)	Current portion of long-term lease liabilities	Long-term lease liabilities	Total
2022
Carrying amount - beginning of the year	948	4,389	5,337
Additions		2,401	2,401
Decreases	(980)	(14)	(994)
Currency translation differences	43	242	285
Changes in the scope of consolidation	(299)	(1,654)	(1,953)
Other changes	1,172	(1,297)	(125)
Carrying amount - end of the year	884	4,067	4,951
2021
Carrying amount - beginning of the year	849	4,169	5,018
Additions		1,102	1,102
Decreases	(934)	(5)	(939)
Currency translation differences	38	231	269
Changes in the scope of consolidation	14	89	103
Other changes	981	(1,197)	(216)
Carrying amount - end of the year	948	4,389	5,337

Summary of amounts recognized in the profit and loss account for leases

The amounts recognised in the profit and loss account consist of the following:

(€ million)	2022	2021	2020
Other income and revenues
Income from remeasurement of lease liabilities	6	18	12
	6	18	12
Purchases, services and other
Short-term leases	113	85	67
Low-value leases	27	31	37
Variable lease payments not included in the measurement of lease liabilities	14	14	7
Capitalized direct cost associated with self-constructed assets - tangible assets	(5)	(4)	(2)
	149	126	109
Depreciation and impairments
Depreciation of RoU leased assets	1,013	928	928
Capitalized direct cost associated with self-constructed assets - tangible assets	(186)	(110)	(96)
Impairments of RoU leased assets	18	59	47
Reversals of RoU leased assets	(14)
	831	877	879
Finance income (expense) from leases
Interests on lease liabilities	(315)	(304)	(347)
Capitalized finance expense of RoU leased assets - tangible assets	8	5	7
Net currency translation differences on lease liabilities	(4)	(34)	24
	(311)	(333)	(316)